united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright St., Ste 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
Principal				Fair Value
	BONDS - 5.4%
	RETAIL - 4.2%
500,000	Gamestop Corp., 6.750%, 3/15/2021 ^(b)			$491,250
1,415,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022 (b)			1,369,013
				1,860,263
	TELECOMMUNICATIONS - 1.2%
360,000	Frontier Communications Corp., 6.875%, 1/15/2025			203,400
500,000	Frontier Communications Corp., 10.500%, 9/15/2022			341,250
				544,650

	TOTAL BONDS (Cost $2,576,707)			2,404,913

	MUNICIPAL BONDS - 8.5%
	NEVADA - 0.70%
515,000	State of Nevada Department of Business & Industry, 0.000%, 11/1/2027			310,004

	PUERTO RICO - 7.8%
100,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2029			74,500
225,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2024			167,625
75,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2031			55,875
125,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2025			93,125
140,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2034			104,300
40,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2023			29,800
145,000	Commonwealth of Puerto Rico, 5.750%, 7/1/2038			108,025
65,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.000%, 7/1/2019			65,000
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.900%, 7/1/2020			49,375
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.000%, 7/1/2022			50,812
200,000	Puerto Rico Electric Power Authority 3.750% 7/1/2022			151,000
70,000	Puerto Rico Electric Power Authority 4.100% 7/1/2019			54,775
100,000	Puerto Rico Electric Power Authority 4.250% 7/1/2021			78,500
110,000	Puerto Rico Electric Power Authority 4.250% 7/1/2023			86,350
130,000	Puerto Rico Electric Power Authority 4.750% 7/1/2026			102,050
220,000	Puerto Rico Electric Power Authority 4.800% 7/1/2027			172,700
40,000	Puerto Rico Electric Power Authority 5.000% 7/1/2020			31,400
25,000	Puerto Rico Electric Power Authority 5.000% 7/1/2023			19,625
20,000	Puerto Rico Electric Power Authority 5.000% 7/1/2024			15,700
165,000	Puerto Rico Electric Power Authority 5.000% 7/1/2025			129,525
25,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2026			24,819
30,000	Puerto Rico Electric Power Authority 5.000% 7/1/2026			23,550
105,000	Puerto Rico Electric Power Authority 5.000% 7/1/2027			82,425
80,000	Puerto Rico Electric Power Authority 5.000% 7/1/2027			62,800
50,000	Puerto Rico Electric Power Authority 5.000% 7/1/2028			39,250
85,000	Puerto Rico Electric Power Authority 5.000% 7/1/2029			66,725
25,000	Puerto Rico Electric Power Authority 5.000% 7/1/2037			19,625
50,000	Puerto Rico Electric Power Authority 5.050% 7/1/2042			39,250
35,000	Puerto Rico Electric Power Authority 5.250% 7/1/2021			27,562
50,000	Puerto Rico Electric Power Authority 5.250% 7/1/2024			39,375
35,000	Puerto Rico Electric Power Authority 5.250% 7/1/2025			27,563
65,000	Puerto Rico Electric Power Authority 5.250% 7/1/2027			51,187
25,000	Puerto Rico Electric Power Authority 5.250% 7/1/2027			19,688
55,000	Puerto Rico Electric Power Authority 5.250% 7/1/2028			43,312
25,000	Puerto Rico Electric Power Authority 5.250% 7/1/2033			19,688
50,000	Puerto Rico Electric Power Authority 5.250% 7/1/2035			39,375
130,000	Puerto Rico Electric Power Authority 5.250% 7/1/2040			102,375
50,000	Puerto Rico Electric Power Authority 5.400% 7/1/2028			39,312
40,000	Puerto Rico Electric Power Authority 5.500% 7/1/2021			31,650
485,000	Puerto Rico Highway & Transportation Authority, 0.000%, 7/1/2027			331,197
100,000	Puerto Rico Public Buildings Authority, 5.375%, 07/01/2028			84,500
585,000	University of Puerto Rico, 5.000%, 6/1/2021			584,269
15,000	University of Puerto Rico, 5.000%, 6/1/2022			14,963
10,000	University of Puerto Rico, 5.000%, 6/1/2022			9,975
				3,464,497

	TOTAL MUNICIPAL BONDS (Cost $3,520,479)			3,774,501

Shares
	CLOSED-END FUNDS - 10.5%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.			83,600
10,000	Altaba, Inc. *(a)(e)			693,700
32,134	Ares Dynamic Credit Allocation Fund, Inc.			486,187
8,967	Barings Global Short Duration High Yield Fund			158,537
20,000	Eaton Vance Limited Duration Income Fund			253,000
40,000	Eaton Vance Senior Income Trust (a)			249,200
27,463	First Trust High Income Long/Short Fund			412,494
30,000	Invesco Dynamic Credit Opportunities Fund			335,400
40,000	Invesco Senior Income Trust			172,800
37,125	Nuveen Real Asset Income and Growth Fund (a)			628,526
30,000	Nuveen Short Duration Credit Opportunities Fund			475,500

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares				Fair Value
	CLOSED-END FUNDS - 10.5% (Continued)
20,000	PGIM Global Short Duration High Yield Fund, Inc. (a)			$289,000
30,000	PGIM Short Duration High Yield Fund, Inc. (a)			438,900
	TOTAL CLOSED-END FUNDS (Cost $4,877,356)			4,676,844

	COMMON STOCKS - 66.9%
	APPAREL - 5.0%
100,000	Under Armour, Inc. * (d)			2,220,000

	AUTO MANUFACTURERS - 9.7%
14,818	Fiat Chrysler Automobiles NV			204,785
210,400	Ford Motor Co. (a)			2,152,392
30,000	Renault SA - ADR (b)			375,000
136,000	Tata Motors Ltd. - ADR *(a)(b)			1,588,480
				4,320,657
	BANKS - 6.6%
40,000	Barclays PLC - ADR (a)			304,400
10,000	Citi Group, Inc. (e)			700,300
167,500	ING Groep NV - ADR (a)			1,937,975
				2,942,675
	BIOTECH - 1.6%
3,000	Biogen, Inc. *			701,610

	BUILDING MATERIALS - 5.1%
537,636	Cemex SAB de CV - ADR (a)			2,279,577

	COMMERCIAL SERVICES - 2.1%
5,000	Macquarie Infrastructure Corp.			202,700
7,500	ManpowerGroup, Inc. (a)(e)			724,500
				927,200
	DISTRIBUTION/WHOLESALE - 0.4%
5,000	Triton International Ltd. (a)			163,800

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
11,900	Capital One Financial Corp. (a)(e)			1,079,806
1,200	PJT Partners, Inc.			48,624
				1,128,430
	ELECTRONICS - 0.4%
17,400	Flex Ltd. (e)			166,518

	FOOD - 0.3%
900	Beyond Meat, Inc. *(d)(e)			144,612

	HEALTHCARE-SERVICES - 2.5%
20,000	DaVita, Inc. (d)			1,125,200

	HOME BUILDERS - 1.2%
700	PulteGroup, Inc. (b)			22,134
5,000	Thor Industries, Inc. (b)			292,250
6,000	Toll Brothers, Inc. (e)			219,720
				534,104
	HOUSEWARES - 1.4%
40,100	Newell Brands, Inc.			618,342

	INSURANCE - 2.4%
20,000	American International Group, Inc. (b)(e)			1,065,600

	INTERNET - 3.9%
13,100	Expedia Group, Inc. (a)(d)(e)			1,742,693

	INVESTMENT COMPANIES - 1.6%
28,818	Ares Capital Corp. (a)			516,995
30,000	Prospect Capital Corp. (b)			195,900
				712,895
	LEISURE TIME - 3.4%
16,600	Polaris Industries, Inc. (a)(b)			1,514,418

	MACHINERY - CONSTRUCTION & MINING - 1.0%
5,000	Oshkosh Corp. (a)(d)			417,450

	OIL & GAS - 3.7%
71,429	Obsidian Energy Ltd. *			85,000
9,900	Marathon Petroleum Corp. (e)			553,212
20,000	TC Energy Corp. * (a)			990,400
				1,628,612
	PHARMACEUTICALS - 0.6%
5,000	CVS Health Corp. (e)			272,450

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares				Fair Value
	COMMON STOCKS - 66.9% (Continued)
	PIPELINES - 1.6%
20,000	Enbridge, Inc. (a)			$721,600

	REAL ESTATE - 1.7%
636	RMR Group, Inc.			29,879
5,000	Jones Lang LaSalle, Inc. (b)			703,450
				733,329
	RETAIL - 3.2%
1,500	Chipotle Mexican Grill, Inc. *(a)(d)			1,099,320
60,000	GameStop Corp. (a)			328,200
				1,427,520
	SEMI CONDUCTORS - 1.5%
7,500	Microchip Technology, Inc. (b)(e)			650,250

	TELECOMMUNICATIONS - 2.7%
38,300	America Movil SAB de CV - ADR			557,648
60,000	Frontier Communications Corp. *(b)			105,000
10,000	Millicom International Cellular SA (b)			558,650
				1,221,298
	TEXTILES - 0.8%
2,500	Mohawk Industries, Inc. *(b)			368,675

	TOTAL COMMON STOCKS (Cost $36,033,722)			29,749,515

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.9%
20,000	AGNC Investment Corp. (a)			336,400
29,775	Office Properties Income Trust			782,190
25,267	Sabra Health Care REIT, Inc. (a)(e)			497,507
47,136	Two Harbors Investment Corp. (a)(b)			597,213
71,199	VEREIT, Inc.			641,503
169,400	Washington Prime Group, Inc. (a)(b)			647,108
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,400,790)			3,501,921

	LIMITED PARTNERSHIPS - 8.6%
	PIPELINES - 6.9%
136,362	Energy Transfer Equity LP (a)			2,187,511
30,000	Enterprise Products Partners LP (a)			866,100
				3,053,611
	REAL ESTATE - 1.7%
40,000	Brookfield Property Partners LP (e)			757,200

	TOTAL LIMITED PARTNERSHIPS (Cost $5,050,976)			3,810,811

	PREFERRED STOCKS - 6.1%
	ELECTRIC - 1.5%
5,000	Pacific Gas & Electric Co., 4.360%, Perpetual			96,900
6,000	Pacific Gas & Electric Co., 4.500%, Perpetual			119,010
2,000	Pacific Gas & Electric Co., 4.800%, Perpetual			41,600
5,000	Pacific Gas & Electric Co., 5.000%, Perpetual			106,500
11,000	Pacific Gas & Electric Co., 5.000%, Perpetual			237,380
3,000	Pacific Gas & Electric Co., 5.500%, Perpetual			70,500
				671,890
	PIPELINES - 1.7%
1,000	DCP Midstream LP, 7.950%, Perpetual, Quarterly US LIBOR + 4.882%****			24,210
15,000	Energy Transfer Operating LP, 7.625%, Perpetual, Quarterly US LIBOR + 4.738%****			366,300
15,000	NuStar Energy LP, 9.000%, Perpetual, Quarterly US LIBOR + 6.880%****			359,550
				750,060
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
10,000	Annaly Capital Management, Inc., 7.500%, Perpetual			253,100
1,262	Ashford Hospitality Trust, Inc., 8.450%, Perpetual			31,518
8,035	Colony Capital, Inc., 8.250%, Perpetual			197,420
16,350	Two Harbors Investment Corp., 7.750%, Perpetual			411,857
				893,895
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Shares				Fair Value
	PREFERRED STOCKS - 6.1% (Continued)
	TRANSPORTATION - 0.9%
15,000	Seaspan Corp., 8.250%, Perpetual			$378,150

	TOTAL PREFERRED STOCKS (Cost $2,585,854)			2,693,995

	SHORT-TERM INVESTMENTS - 16.5%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 16.5%
7,269,626	Mount Vernon Liquid Assets Portfolio, LLC, 2.52% ***(c)			7,269,626

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,269,626)			7,269,626

	TOTAL INVESTMENTS IN LONG SECURITIES - 130.4% (Cost $68,315,510)			$57,882,126
	TOTAL CALL OPTIONS WRITTEN - (2.0) % (Premiums Received $1,247,879)			(1,197,385)
	TOTAL PUT OPTIONS WRITTEN - (2.9) % (Premiums Received $1,781,017)			(1,284,404)
	TOTAL SECURITIES SOLD SHORT - (7.4) % (Proceeds $3,971,509)			(3,302,590)
	LIABILITES IN EXCESS OTHER ASSETS - (18.1) %			(7,933,340)
	TOTAL NET ASSETS - 100.0%			$44,464,407

Contracts**		Counterparty	Notional Value at June 30, 2019
	SCHEDULE OF CALL OPTIONS WRITTEN - (2.0) % *
100	Boston Scientific Corp.
	Expiration January 2020, Exercise Price $37.00	Interactive Brokers	$370,000	$68,800
50	Beyond Meat, Inc.
	Expiration January 2020, Exercise Price $100.00	Interactive Brokers	500,000	301,500
50	Beyond Meat, Inc.
	Expiration January 2021, Exercise Price $140.00	Interactive Brokers	700,000	195,500
50	Beyond Meat, Inc.
	Expiration July 2019, Exercise Price $145.00	Interactive Brokers	725,000	92,500
50	Beyond Meat, Inc.
	Expiration September 2019, Exercise Price $170.00	Interactive Brokers	850,000	73,850
9	Beyond Meat, Inc.
	Expiration November 2019, Exercise Price $70.00	Interactive Brokers	63,000	85,500
15	Chipotle Mexican Grill, Inc.
	Expiration September 2019, Exercise Price $72.00	Interactive Brokers	108,000	78,165
25	Deckers Outdoor Corp.
	Expiration September 2019, Exercise Price $175.00	Interactive Brokers	437,500	31,375
50	Expedia Group, Inc.
	Expiration July 2019, Exercise Price $130.00	Interactive Brokers	650,000	23,000
25	SPDR Gold Shares
	Expiration September 2019, Exercise Price $132.00	Interactive Brokers	330,000	10,725
25	Home Depot, Inc.
	Expiration September 2019, Exercise Price $210.00	Interactive Brokers	525,000	17,625
10	Netflix, Inc.
	Expiration September 2019, Exercise Price $390.00	Interactive Brokers	390,000	16,500
50	Oshkosh Corp.
	Expiration July 2019, Exercise Price $85.00	Interactive Brokers	425,000	6,350
15	Tesla, Inc.
	Expiration September 2019, Exercise Price $260.00	Interactive Brokers	390,000	16,650
15	Tesla, Inc.
	Expiration July 2019, Exercise Price $285.00	Interactive Brokers	427,500	795
15	Tesla, Inc.
	Expiration January 2021, Exercise Price $300.00	Interactive Brokers	450,000	50,400
550	Under Armour, Inc.
	Expiration July 2019, Exercise Price $20.00	Interactive Brokers	1,100,000	128,150
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $1,247,879)			$1,197,385

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.9) % *
100	Ally Financial, Inc.
	Expiration January 2020, Exercise Price $30.00	Interactive Brokers	300,000	18,500
3	Altaba, Inc.
	Expiration July 2019, Exercise Price $75.00	Interactive Brokers	22,500	1,748
100	Altaba, Inc.
	Expiration September 2019, Exercise Price $75.00	Interactive Brokers	750,000	56,500
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Contracts**		Counterparty	Notional Value at June 30, 2019	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (2.9) % * (Continued)
10	Amazon.com, Inc.
	Expiration July 2019, Exercise Price $1800.00	Interactive Brokers	$1,800,000	$13,480
100	American International Group
	Expiration August 2019, Exercise Price $50.00	Interactive Brokers	500,000	7,600
32	Beyond Meat, Inc.
	Expiration January 2021, Exercise Price $140.00	Interactive Brokers	448,000	201,920
50	Citigroup, Inc.
	Expiration September 2019, Exercise Price $65.00	Interactive Brokers	325,000	7,650
12	Cardinal Health, Inc.
	Expiration September 2019, Exercise Price $42.50	Interactive Brokers	51,000	10,100
50	Capital One Financial Corp.
	Expiration September 2019, Exercise Price $97.50	Interactive Brokers	487,500	40,750
50	salesforce.com, Inc.
	Expiration August 2019, Exercise Price $140.00	Interactive Brokers	700,000	10,800
100	CVS Health Corp.
	Expiration August 2019, Exercise Price $75.00	Interactive Brokers	750,000	208,000
10	Energy Transfer Equity LP
	Expiration July 2019, Exercise Price $16.00	Interactive Brokers	16,000	1,945
150	Expedia Group, Inc.
	Expiration July 2019, Exercise Price $125.00	Interactive Brokers	1,875,000	9,300
26	Flex Ltd.
	Expiration July 2019, Exercise Price $12.00	Interactive Brokers	31,200	6,591
100	Fluor Corp.
	Expiration July 2019, Exercise Price $35.00	Interactive Brokers	350,000	21,750
500	Fluor Corp.
	Expiration October 2019, Exercise Price $40.00	Interactive Brokers	2,000,000	360,000
53	Intel Corp.
	Expiration September 2019, Exercise Price $52.50	Interactive Brokers	278,250	55,250
100	Liberty Global PLC
	Expiration July 2019, Exercise Price $25.00	Interactive Brokers	250,000	3,750
100	Laboratory Corp of America
	Expiration August 2019, Exercise Price $160.00	Interactive Brokers	1,600,000	4,500
50	ManpowerGroup, Inc.
	Expiration September 2019, Exercise Price $90.00	Interactive Brokers	450,000	12,625
100	Microchip Technology, Inc.
	Expiration July 2019, Exercise Price $90.00	Interactive Brokers	900,000	45,000
1	Marathon Petroleum Corp.
	Expiration July 2019, Exercise Price $65.00	Interactive Brokers	6,500	915
50	NXP Semiconductors NV
	Expiration July 2019, Exercise Price $90.00	Interactive Brokers	450,000	7,200
100	Owens Corning
	Expiration August 2019, Exercise Price $55.00	Interactive Brokers	550,000	20,000
200	Sabra Health Care REIT, Inc.
	Expiration July 2019, Exercise Price $20.00	Interactive Brokers	400,000	10,500
100	Toll Brothers, Inc.
	Expiration September 2019, Exercise Price $35.00	Interactive Brokers	350,000	13,000
150	Toll Brothers, Inc.
	Expiration September 2019, Exercise Price $38.00	Interactive Brokers	570,000	42,000
15	Tesla, Inc.
	Expiration July 2019, Exercise Price $285.00	Interactive Brokers	427,500	91,560
6	United Rentals, Inc.
	Expiration September 2019, Exercise Price $110.00	Interactive Brokers	66,000	1,470
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $1,781,017)			$1,284,404
Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Contracts**		Counterparty	Notional Value at June 30, 2019	Fair Value
	SECURITIES SOLD SHORT - (7.4) % *
	COMMON STOCK - (3.2) %
2,000	Danaher Corp.			$285,840
45,000	Under Amour, Inc. (a)			1,140,750
				1,426,590
	CLOSED-END FUND- (0.9) %
30,000	Stone Habor Emerging Markets Income Fund			420,000

	EQUITY FUND - (3.3) %
56,000	iPATH S&P 500 VIX Short-Term Futures ETN *			1,456,000

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,971,509)			$3,302,590

ADR - American Depositary Receipt
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.10% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security.
** One contract is equivalent to 100 shares of common stock.
*** Interest rate reflects seven-day effective yield on June 30, 2019.
**** Variable Rate as of June 30, 2019.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2019. Total loaned securities had a market value of $7,158,289 at June 30, 2019.
(c) All or a portion of the security is segregated as collateral for securities on loan at June 30, 2019. Total collateral had a market value of $7,269,626 at June 30, 2019.
(d) Subject to call options written.
(e) Subject to put options written.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019
Principal				Fair Value
	BONDS - 8.4%
	RETAIL - 6.5%
$200,000	GameStop Corp., 6.750%, 3/15/2021 ^			$196,500
524,000	Men's Wearhouse, Inc., 7.000%, 7/1/2022			506,970
				703,470
	TELECOMMUNICATIONS - 1.9%
300,000	Frontier Communications Corp., 10.500%, 9/15/2022			204,750

	TOTAL BONDS (Cost $895,863)			908,220

	MUNICIPAL BONDS - 11.7%
	PUERTO RICO - 11.7%
320,000	Commonwealth of Puerto Rico, 4.750%, 7/1/2018			236,800
150,000	Commonwealth of Puerto Rico, 5.000%, 7/1/2035			111,750
50,000	Commonwealth of Puerto Rico,5.250%, 7/1/2023			37,250
25,000	Puerto Rico Electric Power Authority, 4.250%, 7/1/2020			19,625
25,000	Puerto Rico Electric Power Authority, 4.500%, 7/1/2023			19,625
30,000	Puerto Rico Electric Power Authority, 4.500%, 7/1/2023			23,550
20,000	Puerto Rico Electric Power Authority, 4.625%, 7/1/2030			15,700
110,000	Puerto Rico Electric Power Authority, 4.750%, 7/1/2026			86,350
45,000	Puerto Rico Electric Power Authority, 4.800%, 7/1/2029			35,325
30,000	Puerto Rico Electric Power Authority, 4.875%, 7/1/2027			23,550
25,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2019			19,563
30,000	Puerto Rico Electric Power Authority, 5.000%, 7/1/2027			23,550
35,000	Puerto Rico Electric Power Authority, 5.050%, 7/1/2042			27,475
45,000	Puerto Rico Public Buidings Authority, 5.125%, 7/1/2025			38,025
115,000	Puerto Rico Public Buidings Authority, 5.125%, 7/1/2026			97,175
85,000	Puerto Rico Public Buidings Authority, 5.500%, 7/1/2023			72,038
140,000	Puerto Rico Public Buidings Authority, 5.750%, 7/1/2022			118,650
270,000	University of Puerto Rico, 5.000%, 6/1/2021			269,662
	TOTAL MUNICIPAL BONDS (Cost $1,062,705)			1,275,663
Shares
	CLOSED-END FUNDS - 5.1%
15,000	Ares Dynamic Credit Allocation Fund, Inc. (a)			226,950
35,000	Morgan Stanley Emerging Markets Debt Fund, Inc.			326,200
	TOTAL CLOSED-END FUNDS (Cost $528,397)			553,150

	COMMON STOCKS - 42.2%
	AGRICULTURE - 0.6%
2,500	Andersons, Inc.			68,100

	AIRLINES - 1.3%
1,000	Allegiant Travel Co.			143,500

	AUTO MANUFACTURERS - 1.1%
7,000	Wabash National Corp.			113,890

	AUTO PARTS & EQUIPMENT - 1.5%
12,600	American Axle & Manufacturing Holdings, Inc. *(c)			160,776

	CHEMICALS - 1.0%
5,000	Olin Corp.			109,550

	COMMERCIAL SERVICES - 5.2%
4,000	Deluxe Corp. (c)			162,640
40,000	Textainer Group Holdings Ltd. *(a)(c)			403,200
				565,840
	COSMETICS/PERSONAL CARE - 0.3%
14,500	Veru, Inc. *			30,885

	DISTRIBUTION/WHOLESALE - 1.5%
5,000	Triton International Ltd. (a)(c)			163,800

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
5,000	Ares Management LP			130,850

	ELECTRONICS - 0.8%
12,500	Celestia, Inc. *			85,375

	ENERGY-ALTERNATE SOURCES - 0.8%
7,000	FutureFuel Corp.			81,830

	ENVIRONMENTAL CONTROL - 0.8%
5,000	Covanta Holding Corp.			89,550

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares				Fair Value
	COMMON STOCKS - 42.2% (Continued)
	HEALTH CARE - FACILITIES - 0.7%
10,000	Brookdale Senior Living, Inc. *(a)(b)(c)			$72,100

	HOME BUILDERS - 1.6%
2,500	LGI Homes, Inc. *(a)			178,575

	HOUSEWARES - 1.7%
9,700	Tupperware Brands Corp. (a)(c)			184,591

	INSURANCE - 0.1%
15,000	Maiden Holdings Ltd.			9,600

	INVESTMENT COMPANIES - 1.7%
3,333	Apollo Investment Corp.			52,661
20,000	Prospect Capital Corp. (a)			130,600
				183,261
	LEISURE TIME - 1.2%
10,000	Camping World Holdings, Inc. (a)			124,200

	LODGING - 0.8%
5,000	St. Joe Co. *			86,400

	MEDIA - 0.6%
27,000	Salem Media Group, Inc.			65,610

	METAL FABRICATE/HARDWARE - 0.3%
9,093	Ampco-Pittsburgh Corp. *			36,645

	MINING - 3.0%
6,000	Compass Minerals International, Inc. (a)			329,700

	MISCELLANEOUS MANUFACTURING - 2.5%
5,000	Sturm Ruger & Co., Inc.			272,400

	OIL & GAS - 0.9%
1,950	CVR Energy, Inc. (a)			97,481
1,429	Obsidian Energy Ltd. *			1,700
				99,181
	REAL ESTATE - 1.5%
39,900	Xinyuan Real Estate Co. Ltd. - ADR (c)			166,782

	RETAIL - 5.1%
5,000	Big Lots, Inc. (c)			143,050
5,000	Buckle, Inc.			86,550
3,000	Cheesecake Factory, Inc. (a)(b)			131,160
100	Cracker Barrel Old Country Store, Inc.			17,073
24,180	Destination Maternity Corp. *			31,918
10,000	GameStop Corp.			54,700
25,000	Office Depot, Inc.			51,500
10,000	Tile Shop Holdings, Inc.			40,000
				555,951
	SEMICONDUCTORS - 3.2%
10,000	Rambus, Inc. *			120,400
5,000	Silicon Motion Technology Corp. - ADR (a)(c)			221,900
				342,300
	TRANSPORTATION - 1.2%
10,000	Ardmore Shipping Corp. *			81,500
1,300	Matson, Inc.			50,505
				132,005

	TOTAL COMMON STOCKS (Cost $6,136,568)			4,583,247

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares				Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 11.6%
8,000	Ares Commercial Real Estate Corp. (a)			$118,880
10,000	Ashford Hospitality Trust, Inc.			29,700
12,500	CoreCivic, Inc. (a)(b)			259,500
10,000	Farmland Partners, Inc.			70,500
5,500	Great Ajax Corp.			77,000
6,250	Office Properties Income Trust (a)			164,188
24,360	Two Harbors Investment Corp. (a)			308,641
60,000	Washington Prime Group, Inc. (a)			229,200
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,063,501)			1,257,609

	LIMITED PARTNERSHIPS - 6.2%
	INVESTMENT COMPANIES - 2.2%
12,500	Compass Diversified Holdings (a)			238,875

	OIL & GAS - 0.0%
4,000	Emerge Energy Services LP *			367

	OIL & GAS SERVICES - 0.5%
15,000	CSI Compressco LP			53,100

	PIPELINES - 1.8%
5,000	Holly Energy Partners LP (b)			137,500
2,000	NuStar Energy LP			54,280
				191,780
	REAL ESTATE - 0.9%
5,000	Brookfield Property Partners LP			94,650

	TRANSPORTATION - 0.8%
12,500	Martin Midstream Partners LP (a)			89,250

	TOTAL LIMITED PARTNERSHIPS (Cost $1,478,747)			668,022

	PREFERRED STOCKS - 18.5%
	INSURANCE - 2.9%
5,000	Maiden Holdings Ltd, 6.625%, 6/14/2046			80,000
5,000	Maiden Holdings Ltd, 6.700%, Perpetual			24,500
10,000	Maiden Holdings North America Ltd., 7.750%, 12/1/2043			212,300
				316,800
	INVESTMENT COMPANIES - 1.2%
5,000	Prospect Capital Corp., 6.250%, 6/15/2024			127,850

	PIPELINES - 1.9%
10,000	NuStar Energy LP, 7.625%, Perpetual, Quarterly US LIBOR + 5.64% ***			205,900

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.3%
10,000	ARMOUR Residential REIT, Inc., 7.875%, Perpetual			250,500
5,000	Invesco Mortgage Capital, Inc., 7.750%, Perpetual			130,150
5,000	Pennsylvania Real Estate Investment Trust, 7.200%, Perpetual			104,850
3,573	Pennsylvania Real Estate Investment Trust, 7.375%, Perpetual			76,927
5,000	Two Harbors Investment Corp., 7.500%, Perpetual			123,700
5,000	Two Harbors Investment Corp., 7.7500%, Perpetual			125,950
5,000	Washington Prime Group, Inc., 6.875%, Perpetual			96,350
5,000	Washington Prime Group, Inc., 7.500%, Perpetual			105,050
				1,013,477
Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Shares				Fair Value
	PREFERRED STOCKS - 18.5% (Continued)
	TRANSPORTATION - 3.2%
4,000	Costamare, Inc., 8.875%, Perpetual			$101,440
5,000	Seaspan Corp., 7.950%, Perpetual			123,300
5,000	Seaspan Corp., 8.250%, Perpetual			126,050
				350,790

	TOTAL PREFERRED STOCKS (Cost $1,988,517)			2,014,817

	TOTAL INVESTMENTS IN LONG SECURITIES - 103.7% (Cost $14,154,297)			$11,260,728
	TOTAL CALL OPTIONS WRITTEN - (0.3) % (Premiums Received $45,931)			(35,500)
	TOTAL PUT OPTIONS WRITTEN - (1.7) % (Premiums Received $279,339)			(186,838)
	TOTAL SECURITIES SOLD SHORT - (6.7) % (Proceeds $986,832)			(730,000)
	OTHER ASSETS IN EXCESS LIABILITES - 5.0%			552,396
	TOTAL NET ASSETS - 100.0%			$10,860,786

Contracts**		Counterparty	Notional Value at June 30, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3) % *
50	Ares Comercial Real Estate Co.
	Expiration August 2019, Exercise Price $15.00	Interactive Brokers	$75,000	$1,500
30	Cheesecake Factory, Inc.
	Expiration July 2019, Exercise Price $50.00	Interactive Brokers	150,000	150
100	Compass Diversified Holdings
	Expiration August 2019, Exercise Price $20.00	Interactive Brokers	200,000	2,000
50	Covanta Holding Corp.
	Expiration September 2019, Exercise Price $17.50	Interactive Brokers	87,500	5,750
25	LGI Homes, Inc.
	Expiration August 2019, Exercise Price $75.00	Interactive Brokers	187,500	7,500
50	Sturm Ruger & Co., Inc.
	Expiration July 2019, Exercise Price $55.00	Interactive Brokers	275,000	5,100
50	Silicon Motion Technology Corp.
	Expiration September 2019, Exercise Price $45.00	Interactive Brokers	225,000	13,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $45,931)			$35,500

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.7) % *
100	Blackbaud, Inc.
	Expiration September 2019, Exercise Price $70.00	Interactive Brokers	700,000	3,375
25	Blackbaud, Inc.
	Expiration September 2019, Exercise Price $75.00	Interactive Brokers	187,500	5,500
100	Brookdale Senior Living, Inc.
	Expiration July 2019, Exercise Price $7.00	Interactive Brokers	70,000	1,500
50	Brookdale Senior Living, Inc.
	Expiration October 2019, Exercise Price $8.00	Interactive Brokers	40,000	5,650
30	Cheesecake Factory, Inc.
	Expiration July 2019, Exercise Price $45.00	Interactive Brokers	135,000	4,950
25	CVR Energy, Inc.
	Expiration September 2019, Exercise Price $45.00	Interactive Brokers	112,500	2,950
20	Deluxe Corp.
	Expiration July 2019, Exercise Price $45.00	Interactive Brokers	90,000	8,600
200	Fluor Corp.
	Expiration October 2019, Exercise Price $37.50	Interactive Brokers	750,000	104,000
50	Graphic Packaging Holding Co.
	Expiration September 2019, Exercise Price $15.00	Interactive Brokers	75,000	7,250
50	LGI Homes, Inc.
	Expiration August 2019, Exercise Price $60.00	Interactive Brokers	300,000	2,625
3	MEDNAX, Inc
	Expiration August 2019, Exercise Price $22.50	Interactive Brokers	6,750	188
50	Navistar International Corp.
	Expiration July 2019, Exercise Price $33.00	Interactive Brokers	165,000	3,000
50	Olin Corp.
	Expiration August 2019, Exercise Price $25.00	Interactive Brokers	125,000	17,750
25	Sturm Ruger & Co, Inc.
	Expiration July 2019, Exercise Price $50.00	Interactive Brokers	125,000	625
50	Sanmina Corp.
	Expiration July 2019, Exercise Price $30.00	Interactive Brokers	150,000	3,500
100	Silicon Motion Technology Corp.
	Expiration September 2019, Exercise Price $35.00	Interactive Brokers	350,000	6,500

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019
Contracts**		Counterparty	Notional Value at June 30, 2019	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (1.7) % * (Continued)
70	Wabash National Corp.
	Expiration July 2019, Exercise Price $15.00	Interactive Brokers	105,000	$875
100	Xinyuan Real Estate Co Ltd.
	Expiration July 2019, Exercise Price $5.00	Interactive Brokers	50,000	8,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received $279,339)			$186,838

Shares
	SECURITIES SOLD SHORT - (6.7) % *
	CLOSED-END FUND - (1.9) %
15,000	Stone Harbor Emerging Markets Income Fund			$210,000

	EQUITY FUND - (4.8) %
20,000	iPATH S&P 500 VIX Short-Term Futures ETN *			520,000

	TOTAL SECURITIES SOLD SHORT (Proceeds $986,832)			$730,000

ADR - American Depositary Receipt
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
REIT - Real Estate Investment Trust
VIX - S&P 500 Volatility Index
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.81% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
* Non-Income producing security
**One contract is equivalent to 100 shares of common stock.
*** Variable Rate as of June 30, 2019.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Subject to call options written.
(c) Subject to put options written.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2019

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$-	$2,404,913	$-	$2,404,913
Municipal Bonds	-	3,774,501	-	3,774,501
Closed-End Funds (b)	4,676,844	-	-	4,676,844
Common Stocks (b)	29,749,515	-	-	29,749,515
Real Estate Investment Trusts (b)	3,501,921	-	-	3,501,921
Limited Partnerships (b)	3,810,811	-	-	3,810,811
Preferred Stocks (b)	2,693,995	-	-	2,693,995
Investment Purchased as Securities Lending Collateral (b)	7,269,626	-	-	7,269,626
Total	$51,702,712	$6,179,414	$-	$57,882,126

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Camelot Premium Return Fund
Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$864,510	$31,375	$-	$895,885
Put Options Written	511,358	773,046	-	1,284,404
Securities Sold Short	3,302,590	-	-	3,302,590
Total	$4,678,458	$804,421	$-	$5,482,879

Camelot Excalibur Small Cap Income Fund
Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Bonds	$-	$908,220	$-	$908,220
Municipal Bonds	-	1,275,663	-	1,275,663
Closed-End Funds (b)	553,150	-	-	553,150
Common Stocks (b)	4,583,247	-	-	4,583,247
Real Estate Investment Trusts (b)	1,257,609	-	-	1,257,609
Limited Partnerships (b)	668,022	-	-	668,022
Preferred Stocks (b)	2,014,817	-	-	2,014,817
Total	$9,076,845	$2,183,883	$-	$11,260,728

Liabilities
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Call Options Written	$31,850	$3,650	$-	$35,500
Put Options Written	17,675	169,163	-	186,838
Securities Sold Short	730,000	-	-	730,000
Total	$779,525	$172,813	$-	$952,338

(a) As of and during the period ended June 30, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b) All closed-end funds, common stock, exchange-traded funds, limited partnerships, mutual funds, preferred stocks, REITs, call options, and short-term investments held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the period ended June 30, 2019, no securities were fair valued.

Option Risk – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2019, the amount of unrealized appreciation on option contracts written subject to equity price risk amounted to $848,608 and $102,932 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of June 30, 2019, the amount of realized gain on option contracts subject to equity price risk amounted to $2,838,643 and $470,004 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

Camelot Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Short Sales - A "short sale" is a transaction in which the Funds sell a security they do not own but have borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Camelot Premium Return Fund	$60,719,601	$5,243,201	$(13,563,555)	$(8,320,354)
Camelot Excalibur Small Cap Income Fund	12,501,591	1,661,225	(3,854,426)	(2,193,201)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/26/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/26/2019